Related Party Transactions (Details) - Part 2 - USD ($)			2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 23, 2023	Dec. 31, 2020	Oct. 25, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Nov. 10, 2023	Sep. 21, 2023	Aug. 22, 2023	Aug. 18, 2023	Jul. 21, 2023	Jun. 22, 2023	May 26, 2023	May 23, 2023	Feb. 21, 2023	Dec. 28, 2022	Aug. 31, 2022	May 31, 2022	Apr. 06, 2022	Nov. 30, 2021
Related Party Transactions [Line Items]
Proceeds received from working capital loan—related party							$ 420,000	$ 1,074,000	$ 400,000
Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses—related party								120,000	100,000
Working Capital Loan [Member]
Related Party Transactions [Line Items]
Debt instrument convertible into warrants								$ 1,500,000
Debt instrument conversion price (in Dollars per share)								$ 1.5
Working capital loan				$ 1,474,000		1,474,000		$ 1,474,000	400,000
Working Capital Loan [Member] | Business Combination [Member]
Related Party Transactions [Line Items]
Debt instrument convertible into warrants				$ 1,500,000		$ 1,500,000
Debt instrument conversion price (in Dollars per share)				$ 1.5		$ 1.5
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount		$ 300,000
Proceeds received from working capital loan—related party		$ 196,000
Sponsor [Member] | The New Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount																		$ 10,447,000
Proceeds received from working capital loan—related party	$ 3,247,000
Sponsor [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount																			$ 654,000	$ 150,000	$ 120,000	$ 150,000	$ 400,000
Sponsor [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance				$ 120,000		$ 120,000		30,000	$ 10,000
Sponsor [Member] | Office Space Administrative And Support Services [Member]
Related Party Transactions [Line Items]
Related party transaction, amounts of transaction						10,000		10,000
Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance				12,500		12,500
Related Party [Member] | The New Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount											$ 800,000	$ 800,000		$ 800,000	$ 800,000		$ 800,000
Related Party [Member] | SLAM May 2023 Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount																$ 700,000
Bear interest percentage																0.00%
Related Party [Member] | May 2023 Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount																$ 700,000
Long term debt amount				700,000		700,000		0
Related Party [Member] | August 2023 Note [Member]
Related Party Transactions [Line Items]
Debt instrument, face amount													$ 800,000
Bear interest percentage													0.00%
Long term debt amount				800,000		800,000		0
Related Party [Member] | Administrative Services Agreement [Member]
Related Party Transactions [Line Items]
General and administrative expenses—related party				30,000	$ 30,000	90,000	$ 90,000
Related Party [Member] | Commercial Paper [Member]
Related Party Transactions [Line Items]
Proceeds received from working capital loan—related party			$ 4,000,000
Outstanding balance				7,247,000		7,247,000
Related Party [Member] | Commercial Paper [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Outstanding balance										$ 7,247,000
Related Party [Member] | Working Capital Loan [Member]
Related Party Transactions [Line Items]
Outstanding balance				$ 1,474,000		$ 1,474,000		$ 1,474,000